Research and development costs (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of research and development costs
Research and development costs were as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Research and development expenditures expensed	€2,761	€1,281	€1,689
Amortization of capitalized development expenditures	1,575	822	742
Impairment and write-off of capitalized development expenditures	151	128	142
Total Research and development costs	€4,487	€2,231	€2,573